SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cost			$ 4,488	$ 4,463	$ 4,463
Additions - Cost					25
Cost	$ 4,488		4,488		4,488
Accumulated Amortization			1,913	1,021	1,021
Additions - Accumulated amortization	222	$ 223	445	446	892
Accumulated Amortization	2,358		2,358		1,913
Carrying amounts			2,575	3,442	3,442
Carrying amounts	2,130		2,130		2,575
Indefinite-Lived Trademarks
Finite-Lived Intangible Assets [Line Items]
Cost			25
Additions - Cost					25
Cost	25		25		25
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			1,168	1,168	1,168
Additions - Cost
Cost	1,168		1,168		1,168
Accumulated Amortization			632	398	398
Additions - Accumulated amortization			116		234
Accumulated Amortization	748		748		632
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			2,839	2,839	2,839
Additions - Cost
Cost	2,839		2,839		2,839
Accumulated Amortization			1,136	568	568
Additions - Accumulated amortization			283		568
Accumulated Amortization	1,419		1,419		1,136
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			456	456	456
Additions - Cost
Cost	456		456		456
Accumulated Amortization			145	$ 55	55
Additions - Accumulated amortization			46		90
Accumulated Amortization	$ 191		$ 191		$ 145